Transactions with Related Parties and Joint Operators (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of Transactions Between Related Parties
Major transactions between the Company and its related parties are summarized as follows:

	2018	2019	2020
Revenue from sales of goods and services:
- Joint operations	56,560	44,130	15,903
- Associates	1,704	108	5

	58,264	44,238	15,908

Purchase of goods and services:
- Joint operations	601	1,765	—
- Associates	2,130	—	1,225

	2,731	1,765	1,225

Summary of Sale Purchase of Goods Services

	As of December 31,		As of December 31,
	2019		2020
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	9,042	—	9,357	—
Consorcio Peruano de Conservacion	3,592	—	3,156	—
Consorcio Italo Peruano	1,011	363	1,520	217
Consorcio Constructor Chavimochic	—	5,953	—	6,208
Consorcio GyM Conciviles	1,257	1,958	1,341	1,472
Consorcio La Gloria	1,750	1,017	69	113
Consorcio Ermitaño	831	440	890	474
Terminales del Peru	1,176	—	501	161
Consorcio TNT Vial y Vives — DSD Chile Ltda	—	1,088	—	1,015
Consorcio Rio Mantaro	—	5,869	—	7,655
Consorcio Vial Quinua	—	2,048	—	2,051
Consorcio Huacho Pativilca	1,419	5,895	4	85
Consorcio CDEM	638	—	1,111	—
Consorcio GyM-Stracon	2,230	—	—	644
Consorcio GyM-OSSA	7,202	—	—	—
Consorcio Chicama Ascope	2,471	—	2,922	—
Consorcio Inti Punku	—	—	—	6,556
Consorcio Manperan	—	—	1,057	656
Consorcio Norte Pachacutec	—	—	1,077	1,192
Other minors	1,407	2,102	2,373	1,503

	34,026	26,733	25,378	30,002

Other related parties
Ferrovias S.A.	—	12,183	—	11,139
Perú Piping Spools S.A.C.	2,632	—	1,960	2,677

	2,632	12,183	1,960	13,816

Current portion	36,658	38,916	27,338	43,818

Non-current portion
Gasoducto Sur Peruano S.A. (GSP)	572,624	—	620,071	—
Ferrovias S.A.	—	—	—	12,862
Ferrovias Participaciones S.A.	—	22,583	—	23,435
Other minors	2,099	—	—	—

Non-current	574,723	22,583	620,071	36,297